Accounts Receivables - Schedule of Aging of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Accounts receivable		R$ 1,775,374	R$ 1,109,408
Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 68,024
Financial assets neither past due nor impaired [member]
Disclosure of financial assets [line items]
Accounts receivable		1,236,200	970,146
Financial assets neither past due nor impaired [member] | Current [member]
Disclosure of financial assets [line items]
Accounts receivable		682,785	802,461
Financial assets neither past due nor impaired [member] | 2023
Disclosure of financial assets [line items]
Accounts receivable		553,415	167,685
Financial assets past due but not impaired [member]
Disclosure of financial assets [line items]
Accounts receivable		539,174	139,262
Financial assets past due but not impaired [member] | Current [member]
Disclosure of financial assets [line items]
Accounts receivable		311,261	122,041
Financial assets past due but not impaired [member] | 2023
Disclosure of financial assets [line items]
Accounts receivable		219,495	16,337
Financial assets past due but not impaired [member] | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable		R$ 8,418	R$ 884